Streaming transactions - (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018 agreement	Dec. 31, 2018 USD ($) installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016
Deferred revenue-Gold stream transaction
Number of agreements entered into | agreement		2
Additional payment to be received on each pound of finished cobalt delivered (as a percent)			20.00%
Rights to cobalt equivalent production from January 1, 2021 onwards (as a percent)			25.00%
Cobalt economic exposure (as a percent)			40.00%
Income recognized from sale of mineral rights			$ (445)	$ (420)	$ (267)
Number of identifiable components in gold transaction | installment			2
Voisey's Bay mine
Deferred revenue-Gold stream transaction
Right to cobalt extracted (as a percent)	75.00%
Upfront payment received in cash			$ 690
Wheaton
Deferred revenue-Gold stream transaction
Rights to cobalt equivalent production from January 1, 2021 onwards (as a percent)			42.40%
Wheaton | Voisey's Bay mine
Deferred revenue-Gold stream transaction
Upfront payment received in cash			$ 390
Cobait 27
Deferred revenue-Gold stream transaction
Rights to cobalt equivalent production from January 1, 2021 onwards (as a percent)			32.60%
Cobait 27 | Voisey's Bay mine
Deferred revenue-Gold stream transaction
Upfront payment received in cash			$ 300
Sale of the mineral rights
Deferred revenue-Gold stream transaction
Income recognized from sale of mineral rights					$ 150
Wheaton | Salobo copper mine
Deferred revenue-Gold stream transaction
Additional rights to gold extracted (as a percent)						25.00%
Rights to gold extracts held by WPM (as a percent)						75.00%
Wheaton | Sudbury nickel mine
Deferred revenue-Gold stream transaction
Rights to gold extracts held by WPM (as a percent)						70.00%